OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details Narrative) - USD ($)												1 Months Ended		3 Months Ended			10 Months Ended	12 Months Ended
	Mar. 01, 2024	Dec. 28, 2023	Aug. 15, 2023	Jun. 26, 2023	Mar. 27, 2023	Jan. 29, 2023	Dec. 27, 2022	Nov. 18, 2022	Oct. 19, 2022	Mar. 16, 2022	Sep. 24, 2019	Jul. 31, 2023	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023		Jul. 26, 2023	Dec. 31, 2023	Dec. 31, 2022		Mar. 05, 2024	Jan. 12, 2024	Sep. 24, 2023	Nov. 04, 2022	Nov. 03, 2022	Oct. 19, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Description of terms of award under share-based payment arrangement							the exercise price of an Incentive Stock Option should not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair value for a grantee who is not 10% stockholder.		the exercise price of an Incentive Stock Option should not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair value for a grantee who is not 10% stockholder		the exercise price of an Incentive Stock Option should not be less than 110% of fair market value of the common stock at the date of the grant for a 10% or more stockholder and 100% of fair market value for a grantee who is not 10% stockholder.
Expiration period							10 years		10 years								6 months
Exercise price														$ 0.661				$ 4.75
Options vesting fair value														$ 2,682	$ 257,187			$ 1,445,915	$ 1,829,233
Restricted stock, unamortized														$ 178,967				$ 997,894
Weighted average period term														3 months 21 days				6 months 7 days
Number of warrant shares																	77,405	126,385	32,727
Exercise price														$ 7.21			$ 7.85	$ 7.40	$ 2.50					$ 2.50	$ 14.00
Stock price														$ 0.661				$ 4.75			$ 1.00
Fair value adjustment of warrants								$ 90,865						$ 0	0			$ 0	$ 90,865
Unrecognized compensation expense														0				0
Services, shares				26,000
Vesting year			vesting quarterly over one year, and 25,000 vesting on the one-year anniversary	vesting quarterly over one year
Services, fair value			$ 190,920	$ 301,600										1,251,000	1,097,000			$ 7,617,000	$ 2,109,000
Restricted stock units to purchase up																		195,710	142,800
Expire years											10 years
Shares remaining											2,650,071												2,650,071
Weighted average exercise price																		$ 10.00	$ 11.20
Weighted average remaining contractual term																		10 years	10 years
Options modified										10,000
APIC, share-based payment arrangement, option, increase for cost recognition										$ 15,181
Volatility rate								96.26%		83.86%
Estimated life								10 years
Risk free rate								3.82%
Average exercise price																		$ 5.31
Granted, shares																			37,750
Stock based compensation expense														$ 1,061,000	$ 2,149,000			$ 7,978,000	$ 4,412,000
BioSig AI Sciences, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrant shares												130,500	130,500
Exercise price												$ 1.00	$ 1.00					$ 1.00
Expire years												5 years	5 years
Performance Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Granted, shares																			1,250
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Services, shares														1,862,744	116,750			882,463	193,000
Services, fair value														$ 2,000		[1]		$ 1,000		[2]
Shares issued																		4,361
Sale of common stock under At-the-market offering, shares																		50,792	308,491
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of common stock under At-the-market offering, shares																		6,098
Warrants at 4.066 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price								$ 4.066						$ 4.066				$ 4.066
Class of warrant or rights granted.								25,000
Warrants and Rights Outstanding, Term								10 years
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price																					$ 1.00
Weighted average exercise price																		$ 2.60	$ 4.00
Volatility rate																		94.44%	83.83%
Estimated life										3 months								5 years	5 years
Risk free rate										0.44%								3.32%	1.17%
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price																		$ 13.60	$ 17.20
Volatility rate																		102.70%	99.29%
Estimated life										2 years								6 years	10 years
Risk free rate										1.95%								4.54%	4.06%
ViralClear Pharmaceuticals, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options vesting fair value														$ 0	0
Restricted stock, unamortized														$ 0
Key Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Services, shares	500,000
Vesting year	vesting in substantially equal monthly installments over one year
Services, fair value	$ 352,550
Employee [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted stock units to purchase up																		195,710	142,800
Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrant shares														130,363				2,206,367	369,393			130,363
Exercise price														$ 3.364					$ 10.90			$ 3.364
Share-Based Payment Arrangement, Option [Member] | Equity Incentive 2012 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares granted							876,595																			1,447,445
Shares reserved for future issuance																		216,718
Restricted stock units to purchase up											4,000,000
Share-Based Payment Arrangement, Option [Member] | 2023 Long-Term Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares reserved for future issuance														259,968
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted stock, unamortized														$ 634,367				$ 741,308
Services, shares		90,000			18,750
Services, fair value		$ 426,780			$ 223,125
Share-based payment arrangement, noncash expense														$ (80,047)	104,704			$ 601,272	$ 358,931
Shares issued														1,500
Aggregate granted, shares			30,000											500,000				177,250	38,750
Granted, shares			5,000			12,500
Fair value						$ 92,500
Restricted Stock Units (RSUs) [Member] | ViralClear Pharmaceuticals, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation expense																		$ 1,941,861	$ 1,072,094
Restricted Stock Units (RSUs) [Member] | ViralClear Pharmaceuticals, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted stock, unamortized														$ 0
Share-based payment arrangement, noncash expense														0	$ 14,535
Stock-based compensation relating to restricted stock remains unamortized																		$ 0
Restricted Stock Units (RSUs) [Member] | Terminated Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based payment arrangement, noncash expense														$ (80,047)

[1]	- less than $1
[2]	Less than $1